Fair Value Disclosures - Measurement Of Fair Value Of Assets And Liabilities On Recurring Basis (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Assets:
Commodity derivative contracts, gross	$ 36,073	$ 15,773	$ 166,106
Financial Liabilities:
Commodity derivative contracts, gross	12,198	40,656	61,840
Commodity Derivative Contract [Member]
Financial Assets:
Commodity derivative contracts, gross	36,073	15,773	166,106
Financial Liabilities:
Commodity derivative contracts, gross	12,198	40,656	61,840
Level 2 [Member] | Commodity Derivative Contract [Member]
Financial Assets:
Commodity derivative contracts, gross	36,073	15,773	166,106
Financial Liabilities:
Commodity derivative contracts, gross	$ 12,198	$ 40,656	$ 61,840